SHARE CAPITAL AND SHAREBASED PAYMENTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,980,774
Stock options [Member]
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	3,483,000	2,638,500
Granted		1,700,000
Exercised	(264,000)	(48,000)
Expired	(360,000)
Cancelled / Forfeited	(20,000)	(807,500)
Stock options outstanding, Ending	2,839,000	3,483,000
Stock options exercisable	2,839,000
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 1.77	$ 1.82
Weighted Average Exercise Price, Granted		1.64
Weighted Average Exercise Price, Exercised	1.16	0.79
Weighted Average Exercise Price, Expired	2.95
Weighted Average Exercise Price, Cancelled / Forfeited	1.64	1.70
Stock options outstanding	1.68	$ 1.77
Weighted Average Exercise Price, Stock options exercisable	$ 1.68
Stock options [Member] | August 28, 2023 [Member]
Statement [Line Items]
Stock options exercisable	105,000
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Stock options exercisable	1,680,000
Stock options [Member] | September 20, 2022 [Member]
Statement [Line Items]
Stock options exercisable	880,000
Stock options [Member] | August 21, 2024 [Member]
Statement [Line Items]
Stock options exercisable	174,000